RELATED PARTY TRANSACTIONS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Service charges	CAD 332	CAD 256	CAD 222
Lease arrangement expenses	151	21	0
Purchase of natural gas by wholly owned subsidiaries	228	315	99
Sale of natural gas by wholly owned subsidiaries	5	58	10
Amounts receivable from affiliates	152	183
Vector Pipeline joint venture
RELATED PARTY TRANSACTIONS
Service charges	7	7	CAD 6
Amounts receivable from affiliates	CAD 149	183
Vector Pipeline joint venture | Minimum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	4.00%
Vector Pipeline joint venture | Maximum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	12.00%
Other affiliates
RELATED PARTY TRANSACTIONS
Amounts receivable from affiliates	CAD 3	CAD 0